UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2023
Annual Report
T. ROWE PRICE
Summit Municipal Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .
T. ROWE PRICE Summit Municipal Funds
HIGHLIGHTS
Over the reporting period, municipal bonds began to recover from the drawdown seen in the first three quarters of 2022, as rate hikes from the Federal Reserve decreased in size and technical conditions in the municipal bond market became more supportive.
The Summit Municipal Intermediate and Summit Municipal Income Funds
registered positive returns and outperformed their Lipper peer group averages.
The Summit Municipal Intermediate Fund also outperformed its Bloomberg index, while the Summit Municipal Income Fund underperformed its benchmark.
We maintained an overweight allocation to the transportation revenue subsector.
We also kept an overweight allocation to health care revenue bonds, including those from hospitals and, to a lesser degree, life care communities.
The backdrop of higher yields, wider credit spreads, and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. Meanwhile, we see potential for industrywide outflows to persist until interest rate volatility shows a more sustained moderation.
Log in to your account at troweprice.com for more information.
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T. ROWE PRICE Summit Municipal Funds
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive results during your fund’s fiscal year, the 12-month period ended October 31, 2023, although a downturn over the past six months offset some of the strong gains recorded in the first half of the period. Global economies managed to avoid the recession that was widely predicted at the start of 2023, but signs that central banks might need to keep interest rates higher for longer than previously expected weighed on market sentiment.
Growth stocks outperformed value shares over the 12-month period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S. investors in
European securities.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and produced some of the strongest results in the equity market. Within the S&P 500 Index, the communication services and information technology sectors were lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
Corporate fundamentals were broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and preliminary estimates pointed to a resumption of growth in the third quarter.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter’s initial estimate, the highest since the end of 2021. Growth in Europe and Japan was more sluggish, and China’s economy was beset by worries about its property sector after an initial boost from its decision at the end of 2022 to lift most of its pandemic-related restrictions. A protracted debt ceiling standoff in the U.S., the ongoing conflict between Ukraine and Russia, and the outbreak of war in the Middle East following the attack on Israel by Hamas produced headwinds for markets at various times.
Investors also remained focused on inflation as price increases moderated but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by the end of July, the highest level since March 2001.
T. ROWE PRICE Summit Municipal Funds

U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S.
government debt from the highest level, AAA, to AA+ along with expectations for higher levels of borrowing by the Treasury Department. The yield on the benchmark 10-year Treasury note briefly reached 5.00% in October for the first time since late 2007 before falling back to 4.88% by period-end.
Increasing yields over the past six months led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well as default rates remained low by historical standards.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead to 2024. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President
T. ROWE PRICE Summit Municipal Funds
Management’s Discussion of Fund Performance

SUMMIT MUNICIPAL INTERMEDIATE FUND
INVESTMENT OBJECTIVE
The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Summit Municipal Intermediate Fund returned 2.75% over the period.
The fund outperformed its Bloomberg index and its Lipper peer group average.
(Returns for Advisor and I Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
The Federal Reserve
continued to tighten
monetary policy over the
period—although the
magnitude of rate hikes
decreased—and U.S. Treasury
bill yields rose alongside
monetary tightening. Yields
on Treasury notes and bonds
also ended the period higher,
partly due to expectations
that persistent inflation
will force policymakers to
keep interest rates higher
for longer than investors
previously expected. Municipal bond yields followed Treasury yields upward, with the yields on AAA rated municipal bonds rising across the curve.
However, municipal bond yields generally rose less than yields on comparable-
maturity Treasuries. As a result, municipal-Treasury ratios—the ratio of the yields of municipal bonds and Treasuries at various maturities and a measure of relative value between the two asset classes—moved lower across the 5-, 10-, and 30-year portions of the curve.
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/23 6 Months 12 Months
Summit Municipal
Intermediate Fund –
.
-3.37% 2.75%
Summit Municipal
Intermediate Fund–
.
Advisor  Class -3.59 2.50
Summit Municipal
Intermediate Fund–
.
I  Class -3.32 2.87
Bloomberg Municipal 1–15
Year Blend (1–17) Bond
Index -3.38 2.47
Lipper Intermediate
Municipal Debt Funds
Average -3.50 2.43
T. ROWE PRICE Summit Municipal Funds

Technical conditions in the municipal bond market were mixed but showed improvement at the margin. While outflows from municipal bond mutual funds persisted over the past year, the level of outflows seen year-to-date in
2023 was notably lower in magnitude than the record-setting outflow cycle seen in 2022. Additionally, new issuance volumes were relatively subdued over much of the period compared with the volumes seen in the recent past, and the lack of new supply appeared to support existing bonds trading in the secondary market.
Security selection among revenue-backed and general obligation (GO) bonds aided relative performance. Within the GO sector, selections of state GOs were the primary contributors to relative performance, although selection of local GOs also contributed modestly. Holdings of Illinois state GO bonds generated relative gains as the state’s credit quality was upgraded by Moody’s.
Illinois also entered its 2024 fiscal year with a healthy general revenue fund balance and a deposit to its budget stabilization fund. Positions in GO bonds from the Commonwealth of Puerto Rico also meaningfully supported relative performance amid strong economic activity driven by continued federal stimulus. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Selection was constructive across the majority of revenue subsectors, with selection in the dedicated tax, airport, and hospital revenue subsectors contributing most prominently. However, selection within the public power revenue subsector negated some relative gains.
Allocations within the revenue-backed sector had a positive impact on relative performance in aggregate. Overweights to airports and prepaid gas and underweights to water/sewer and higher education revenue bonds contributed.
Allocations at the broad sector level also helped relative performance. An overweight to the revenue-backed sector and an underweight to the GO sector were beneficial as the revenue-backed sector outpaced the GO sector on a total return basis. Conversely, an underweight to lease/appropriation revenue bonds and an overweight to hospital revenue bonds detracted.
Interest rate management had a modestly positive impact on relative performance. The portfolio’s positioning on the yield curve and the income generated from coupon payments added to relative gains. Conversely, the portfolio’s longer-than-benchmark duration posture hindered relative performance as municipal bond yields rose across the yield curve.
T. ROWE PRICE Summit Municipal Funds

How is the fund positioned?
Going into the period, we believed that the historic sell-off seen in the first half of 2022 had returned substantial value to the municipal market through markedly higher yields and increased credit risk compensation. While macro- and rate-driven volatility persisted throughout the year, we used our fundamental, bottom-up research process to add to high-conviction names at what we viewed as attractive valuations.
The fund’s duration ended the year roughly unchanged and remained above the benchmark’s duration for most of the period. While this duration posture weighed on relative performance over the reporting period, we maintain conviction in building up a longer-than-benchmark duration profile given our view that we are very close to a peak in interest rates. During the year, we migrated away from bonds with shorter call provisions in an attempt to improve the fund’s ability to benefit from future declines in municipal bond yields. (Call provisions allow a borrower to redeem outstanding bonds prior to maturity and are used most often when interest rates fall.)
In terms of relative value across the maturity spectrum, we believed that long-
dated bonds, at times, presented the most attractive investment opportunities, and the fund’s allocations to bonds maturing in 16 and 17 years increased as a result. We also utilized our fundamental credit research capabilities to add high-conviction names elsewhere on the curve, and our allocation to bonds maturing in one to two years and six years ended the period higher.
The portfolio’s overall credit quality was unchanged over the period; however, we added exposure to AAA rated bonds. We maintained the fund’s structural overweight allocations to A rated bonds and, to a smaller extent, BBB rated bonds, as we continued to believe that these mid-quality segments present ample opportunities to earn additional risk-adjusted yield over time. However, the fund’s allocation to BBBs decreased slightly over the period. We also maintained an overweight to the nonrated tier, where we believe that rigorous credit research can uncover mispriced or overlooked bonds.
We maintained an overweight allocation to the transportation revenue subsector. Within the subsector, we continued to emphasize airport and toll road revenue bonds. From our perspective, these projects function as essential-
service utilities for their respective regions, enabling them to receive substantial federal and state government support. However, from our perspective, valuations were not overly compelling in the transportation revenue subsector for much of the period, and our allocation to the subsector decreased modestly.
T. ROWE PRICE Summit Municipal Funds

We kept an overweight
allocation to health care
revenue bonds, including
those from hospitals and,
to a lesser degree, life care
communities. During the
period, our allocation to
hospital revenue bonds
increased as encouraging
trends in fundamentals
bolstered our view on
the subsector.
The fund’s structural
underweight to the GO sector
remained in place, reflecting
our prior-decade aversion to
the sector stemming from
state and local governments’
significant unfunded pension
liabilities. However, the
fund’s allocations to state
and local GOs increased over
the period as we were net buyers of state GOs from Illinois and Georgia as well as high-quality local GOs from Arlington, Virginia. We remain vigilant in monitoring GO borrowers’ budget management practices and their progress in tackling unfunded pension liabilities, especially amid the potential for slowing economic growth and weakness in risk assets.
What is portfolio management’s outlook?
Although the Summary of Economic Projections that the Federal Reserve published in September forecast one more rate hike before year-end, we believe that recent communications from policymakers and the jump in long-
term Treasury yields make a December hike unlikely. Absent a significant reacceleration of economic growth or fall in long-term yields, a resumption of rate increases in 2024 also appears to be improbable, in our view, with the Fed more likely to rely on higher-for-longer messaging to further tighten financial conditions if necessary.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Summit Municipal Intermediate Fund
T. ROWE PRICE Summit Municipal Funds

Despite substantial macroeconomic headwinds, the market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged municipal bond issuers. These factors, from our perspective, should help buffer credit ratings in a recession if one transpires. Within that context, credit spreads moderately tightened but remain wide relative to their long-term spread averages.
This backdrop of higher yields, wider credit spreads, and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. Meanwhile, we see potential for industrywide outflows to persist until interest rate volatility shows a more sustained moderation.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.
SUMMIT MUNICIPAL INCOME FUND
INVESTMENT OBJECTIVE
The fund seeks a high level of income exempt from federal income taxes.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Summit Municipal Income Fund returned 2.41% over the period. The fund outperformed its Lipper peer group average but underperformed its Bloomberg index. (Returns for Advisor and I Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
The Federal Reserve continued to tighten monetary policy over the period—
although the magnitude of rate hikes decreased—and U.S. Treasury bill yields rose alongside monetary tightening. Yields on Treasury notes and bonds also ended the period higher, partly due to expectations that persistent inflation will force policymakers to keep interest rates higher for longer than investors previously expected. Municipal bond yields followed Treasury yields upward, with the yields on AAA rated municipal bonds rising across the curve.
However, municipal bond yields generally rose less than yields on comparable-
T. ROWE PRICE Summit Municipal Funds

maturity Treasuries. As a
result, municipal-Treasury
ratios—the ratio of the
yields of municipal bonds
and Treasuries at various
maturities and a measure of
relative value between the
two asset classes—moved
lower across the 5-, 10-, and
30-year portions of the curve.
Technical conditions in the
municipal bond market
were mixed but showed
improvement at the margin.
While outflows from
municipal bond mutual funds
persisted over the past year, the level of outflows seen year-to-date in 2023 was notably lower in magnitude than the record-setting outflow cycle seen in 2022.
Additionally, new issuance volumes were relatively subdued over much of the period compared with the volumes seen in the recent past, and the lack of new supply appeared to support existing bonds trading in the secondary market.
The fund’s longer-than-benchmark average duration profile and overweight to the long end of the yield curve hindered relative performance as municipal bond yields rose across the yield curve.
Allocations at the broad sector level helped relative performance. An overweight to the revenue bond sector and an underweight to the general obligation (GO) sector were beneficial as the revenue bond sector outpaced the GO sector on a total return basis. Allocations within the revenue bond sector also had a positive impact on relative performance due to an overweight of airport bonds and underweight of water/sewer and dedicated tax revenue bonds. Conversely, an overweight to life care community revenue bonds hindered relative performance.
Security selection within the revenue bond and GO sectors aided relative performance. Selection was constructive across the majority of revenue bond subsectors, including the dedicated tax, water/sewer, and lease/appropriation revenue subsectors. However, security selection within the public power revenue subsector negated some relative gains.
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/23 6 Months 12 Months
Summit Municipal Income
Fund –
.
-5.10% 2.41%
Summit Municipal Income
Fund–
.
Advisor  Class -5.22 2.15
Summit Municipal Income
Fund–
.
I  Class -5.05 2.42
Bloomberg Municipal
Bond Index -4.65 2.64
Lipper General & Insured
Municipal Debt Funds
Average -5.19 2.07
T. ROWE PRICE Summit Municipal Funds

Within the GO sector, holdings of Illinois state GO bonds generated relative gains as the state’s credit rating was upgraded by Moody’s. Illinois also entered its 2024 fiscal year with a healthy general revenue fund balance and a deposit to its budget stabilization fund. GO bonds from the Commonwealth of Puerto
Rico also meaningfully supported relative performance amid strong economic activity driven by continued federal stimulus. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
How is the fund positioned?
Going into the period, we believed that the historic sell-off seen in the first half of 2022 had returned substantial value to the municipal market through markedly higher yields and increased credit risk compensation. While macro- and rate-driven volatility persisted throughout the year, we used our fundamental, bottom-up research process to add to high-conviction names at what we viewed as attractive valuations.
While duration ticked lower at various times over the year in anticipation of persistent interest rate volatility, the fund’s duration ultimately extended and ended above the benchmark’s duration. While this longer-than-benchmark average duration posture weighed on relative performance over the reporting period, we maintain conviction in building up a long relative duration profile given our view that we are close to a peak in interest rates. During the year, we migrated away from bonds with shorter call provisions to improve the fund’s ability to benefit from future declines in municipal bond yields. (Call provisions allow a borrower to redeem outstanding bonds prior to maturity and are used most often when interest rates fall.)
Throughout the majority of the period, we believed that long-dated bonds presented the most attractive investment opportunities. Against this backdrop, the fund's allocation to bonds maturing in 20 years or more remained a significant overweight relative to the benchmark. As we identified attractive investment opportunities further out on the curve, our allocation to bonds with very short maturities decreased.
The fund’s overall credit quality ended the period unchanged; however, its allocation to AAA rated bonds decreased modestly, and its allocation to AA rated bonds increased slightly. We maintained a structural overweight to the A and BBB quality tiers relative to the benchmark, as we continued to believe that the lower end of the investment-grade spectrum provides ample opportunities to earn additional risk-adjusted yield over time. We also maintained an overweight to the nonrated tier, where we believe that rigorous credit research can uncover mispriced or overlooked bonds.
T. ROWE PRICE Summit Municipal Funds

We maintained an overweight allocation to the transportation revenue subsector. Within the subsector, we continued to emphasize airport and toll road revenue bonds. From our perspective, these projects function as essential-service utilities for their respective regions, enabling them to receive substantial federal and state government support. Our allocation to airport revenue bonds increased over the year, in line with our view that the subsector continued to show resilience as enplanements recovered fully from the pandemic-induced drawdown.
Among airport revenue bonds, we viewed valuations on bonds subject to the alternative minimum tax
(AMT) more favorably than
non-AMT bonds. In line
with this trend in valuations,
we added AMT airport
revenue bonds related to the
Hartsfield-Jackson Atlanta
International Airport and
the Orlando International
Airport, among others.
While health care revenue
bonds continued to
represent a prominent
allocation within the fund,
our allocation to hospital
revenue bonds decreased
as hospitals continued to
face staffing shortages and
cost pressures on medical
supplies. We maintain a
constructive outlook on the
hospital revenue subsector,
encouraged by improving
operating earnings before interest, depreciation, and amortization margins and declining use of contract labor.
Our allocation to life care communities also declined. We believe a risk remains that the subsector is in transition due to changing consumer demand and increased competition from for-profit operators. These factors have weighed on our outlook toward the not-for-profit senior living market.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Summit Municipal Income Fund
T. ROWE PRICE Summit Municipal Funds

The fund’s structural underweight to the GO sector remained in place, reflecting our prior-decade aversion to the sector stemming from state and local governments’ significant unfunded pension liabilities. The fund’s allocation to state GOs decreased modestly over the year. We were net sellers of
GOs issued by the state of California, partly due to our less constructive view on relative valuations.
Conversely, our allocation to local GOs increased modestly. During the year, we purchased a bond from Fairfax County, Virginia, encouraged by the county’s strong economy and manageable debt burden, in our view. We remain vigilant in monitoring GO borrowers’ budget management practices and their progress in tackling unfunded pension liabilities, especially amid the potential for slowing economic growth and weakness in risk assets.
What is portfolio management’s outlook?
Although the Summary of Economic Projections that the Federal Reserve published in September forecast one more rate hike before year-end, we believe that recent communications from policymakers and the jump in long-
term Treasury yields make a December hike unlikely. Absent a significant reacceleration of economic growth or fall in long-term yields, a resumption of rate increases in 2024 also appears to be improbable, in our view, with the Fed more likely to rely on higher-for-longer messaging to further tighten financial conditions if necessary.
Despite substantial macroeconomic headwinds, the market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged municipal bond issuers. These factors, from our perspective, should help buffer credit ratings in a recession if one transpires. Within that context, credit spreads moderately tightened but remain wide relative to their long-term spread averages.
This backdrop of higher yields, wider credit spreads, and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. Meanwhile, we see potential for industrywide outflows to persist until interest rate volatility shows a more sustained moderation.
T. ROWE PRICE Summit Municipal Funds

In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
T. ROWE PRICE Summit Municipal Funds

RISKS OF INVESTING IN MUNICIPAL SECURITIES
Funds that invest in municipal securities are subject to price declines due to rising interest rates, with long-term securities generally being the most sensitive to rate fluctuations. Other risks include credit rating downgrades, defaults on scheduled interest and principal payments, and the possibility that municipal securities will, because of legislation or a significant restructuring of federal income tax rates, lose their advantage as a source of tax-free income. Some income may be subject to state and local taxes and the federal alternative minimum tax.
BENCHMARK INFORMATION
Note: Bloomberg
®
, Bloomberg Municipal 1–15 Year Blend (1–17) Bond
Index, and Bloomberg Municipal Bond Index are service marks of Bloomberg
Finance L.P. and its affiliates, including Bloomberg Index Services Limited
(“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
T. ROWE PRICE Summit Municipal Funds

OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)
T. ROWE PRICE Summit Municipal Funds

GROWTH OF $25,000
This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SUMMIT MUNICIPAL INTERMEDIATE FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
T. ROWE PRICE Summit Municipal Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Summit Municipal Intermediate
Fund –
.
2.75% 1.03% 1.72% – –
Summit Municipal Intermediate
Fund–
.
Advisor  Class 2.50 0.78 1.46 – –
Summit Municipal Intermediate
Fund–
.
I  Class 2.87 – – 0.49% 3/1/19
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.
T. ROWE PRICE Summit Municipal Funds

GROWTH OF $25,000
This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SUMMIT MUNICIPAL INCOME FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Summit Municipal Income Fund –
.
2.41% 0.61% 2.20% – –
Summit Municipal Income Fund–
.
Advisor  Class 2.15 0.36 1.95 – –
Summit Municipal Income Fund–
.
I  Class 2.42 – – 0.15% 3/1/19
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.
T. ROWE PRICE Summit Municipal Funds

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Summit Municipal Intermediate Fund and Summit Municipal Income Fund
have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Summit Municipal Intermediate Fund 0.52%
Summit Municipal Intermediate Fund–Advisor Class 0.81
Summit Municipal Intermediate Fund–I Class 0.38
Summit Municipal Income Fund 0.54
Summit Municipal Income Fund–Advisor Class 0.92
Summit Municipal Income Fund–I Class 0.39
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.
T. ROWE PRICE Summit Municipal Funds

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
SUMMIT MUNICIPAL INTERMEDIATE FUND
Beginning
Account Value
5/1/23
Ending
Account Value
10/31/23
Expenses Paid
During Period*
5/1/23 to 10/31/23
Investor Class
Actual $1,000.00 $966.30 $2.48
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.68   2.55
Advisor Class
Actual   1,000.00   964.10   3.71
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.42   3.82
I Class
Actual   1,000.00   966.80   1.88
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.29   1.94
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.50%,
the
2
Advisor Class was 0.75%, and the
3
I Class was 0.38%.
FUND EXPENSE EXAMPLE (CONTINUED)
T. ROWE PRICE Summit Municipal Funds

SUMMIT MUNICIPAL INCOME FUND
Beginning
Account Value
5/1/23
Ending
Account Value
10/31/23
Expenses Paid
During Period*
5/1/23 to 10/31/23
Investor Class
Actual $1,000.00 $949.00 $2.46
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.68   2.55
Advisor Class
Actual   1,000.00   947.80   3.68
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.42   3.82
I Class
Actual   1,000.00   949.50   1.97
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.19   2.04
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.50%,
the
2
Advisor Class was 0.75% and the
3
I Class was 0.40%.
FUND EXPENSE EXAMPLE (CONTINUED)
T. ROWE PRICE Summit Municipal Funds

QUARTER-END RETURNS
Periods Ended 9/30/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Summit Municipal
Intermediate Fund –
.
2.91% 1.06% 1.89% – –
Summit Municipal
Intermediate Fund–
.
Advisor  Class 2.56  0.81  1.62  – –
Summit Municipal
Intermediate Fund–
.
I  Class 3.04  – – 0.67% 3/1/19
Summit Municipal Income
Fund –
.
2.76  0.82  2.49  – –
Summit Municipal Income
Fund–
.
Advisor  Class 2.51  0.57  2.23  – –
Summit Municipal Income
Fund–
.
I  Class 2.87  – – 0.57  3/1/19
The funds’ performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the funds’ fiscal period. It shows how the funds would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202312-3146078 C10-050 12/23
October 31, 2023
Annual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRINX Summit Municipal
Income Fund –
.
PAIMX Summit Municipal
Income Fund–
.
Advisor  Class
PRIMX Summit Municipal
Income Fund–
.
I Class
T. ROWE PRICE Summit Municipal Income Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 10.43 $ 12.42 $ 12.11 $ 12.19 $ 11.49
Investment activities
Net investment income
(1)(2)
0.33 0.27 0.28 0.33 0.35
Net realized and unrealized gain/
loss (0.06) (1.99) 0.31 (0.08) 0.70
Total from investment activities 0.27 (1.72) 0.59 0.25 1.05
Distributions
Net investment income (0.33) (0.27) (0.28) (0.33) (0.35)
Net realized gain (0.01) — — —
(3)
—
(3)
Total distributions (0.34) (0.27) (0.28) (0.33) (0.35)
NET ASSET VALUE
End of period $ 10.36 $ 10.43 $ 12.42 $ 12.11 $ 12.19
T. ROWE PRICE Summit Municipal Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(4)
2.41% (13.99)% 4.87% 2.10% 9.28%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.53% 0.54% 0.52% 0.52% 0.51%
Net expenses after waivers/
payments by Price Associates 0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income 3.03% 2.33% 2.23% 2.73% 2.98%
Portfolio turnover rate 19.2% 29.7% 23.8% 18.6% 8.7%
Net assets, end of period (in
millions) $953 $833 $1,678 $1,690 $1,683
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
T. ROWE PRICE Summit Municipal Income Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 10.43 $ 12.42 $ 12.11 $ 12.19 $ 11.49
Investment activities
Net investment income
(1)(2)
0.30 0.25 0.25 0.30 0.33
Net realized and unrealized gain/
loss (0.06) (1.99) 0.31 (0.08) 0.69
Total from investment activities 0.24 (1.74) 0.56 0.22 1.02
Distributions
Net investment income (0.30) (0.25) (0.25) (0.30) (0.32)
Net realized gain (0.01) — — —
(3)
—
(3)
Total distributions (0.31) (0.25) (0.25) (0.30) (0.32)
NET ASSET VALUE
End of period $ 10.36 $ 10.43 $ 12.42 $ 12.11 $ 12.19
T. ROWE PRICE Summit Municipal Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(4)
2.15% (14.20)% 4.61% 1.84% 9.02%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.93% 0.92% 0.88% 0.90% 0.80%
Net expenses after waivers/
payments by Price Associates 0.75% 0.75% 0.75% 0.75% 0.75%
Net investment income 2.77% 2.11% 2.00% 2.48% 2.81%
Portfolio turnover rate 19.2% 29.7% 23.8% 18.6% 8.7%
Net assets, end of period (in
thousands) $315 $554 $927 $1,042 $926
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
T. ROWE PRICE Summit Municipal Income Fund
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
.. Year ..
.. Ended .
3/1/19
(1)
Through
10/31/19 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 10.44 $ 12.42 $ 12.11 $ 12.20 $ 11.70
Investment activities
Net investment income
(2)(3)
0.34 0.29 0.29 0.34 0.24
Net realized and unrealized gain/
loss (0.07) (1.98) 0.31 (0.09) 0.50
Total from investment activities 0.27 (1.69) 0.60 0.25 0.74
Distributions
Net investment income (0.34) (0.29) (0.29) (0.34) (0.24)
Net realized gain (0.01) — — —
(4)
—
Total distributions (0.35) (0.29) (0.29) (0.34) (0.24)
NET ASSET VALUE
End of period $ 10.36 $ 10.44 $ 12.42 $ 12.11 $ 12.20
T. ROWE PRICE Summit Municipal Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
3/1/19
(1)
Through
10/31/19 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(3)(5)
2.42% (13.81)% 4.99% 2.13% 6.36%
Ratios to average net assets:
(3)
Gross expenses before waivers/
payments by Price Associates 0.39% 0.39% 0.38% 0.39% 0.38%
(6)
Net expenses after waivers/
payments by Price Associates 0.39% 0.39% 0.38% 0.39% 0.38%
(6)
Net investment income 3.14% 2.51% 2.32% 2.84% 2.94%
(6)
Portfolio turnover rate 19.2% 29.7% 23.8% 18.6% 8.7%
Net assets, end of period (in
millions) $1,244 $1,167 $1,289 $812 $715
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 5 for details of expense-related arrangements with Price Associates.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized
T. ROWE PRICE Summit Municipal Income Fund
October 31, 2023

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.2%
ALABAMA 1.9%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  5,000 5,078
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  3,305 3,040
Black Belt Energy Gas Dist., Series A-1, VRDN, 4.00%, 10/1/49
(Tender 10/1/26)  4,295 4,162
Black Belt Energy Gas Dist., Series B, VRDN, 4.00%, 10/1/52
(Tender 12/1/26)  2,945 2,837
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  7,775 7,789
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  3,810 3,674
Southeast Alabama Gas Supply Dist., Series A, VRDN, 4.00%,
6/1/49 (Tender 6/1/24)  8,000 7,947
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  3,910 3,872
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44  (1) 3,765 3,092
41,491
ARIZONA 1.6%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 4.597%, 1/1/37  530 480
Chandler IDA, VRDN, 5.00%, 6/1/49 (Tender 6/3/24)  (2) 8,200 8,197
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27)  (2) 6,625 6,672
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series 2018,
5.00%, 7/1/37  (2) 1,760 1,745
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series 2018,
5.00%, 7/1/38  (2) 1,760 1,739
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/47  (2) 2,115 2,023
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series B,
5.00%, 7/1/49  (2) 7,415 6,986
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/54  940 833
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/42  2,290 2,119
Phoenix IDA, Republic Services, VRDN, 4.125%, 12/1/35 (Tender
2/1/24)  (2)(3) 2,500 2,500
Tempe IDA, Friendship Village, 5.00%, 12/1/50  775 606
Tempe IDA, Friendship Village, 5.00%, 12/1/54  885 679
34,579
ARKANSAS 0.4%
Arkansas DFA, Baptist Health, 5.00%, 12/1/47  3,525 3,314
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48  (1)(2) 2,500 2,437
Arkansas DFA, Green Bond, Series B, 12.00%, 7/1/48  (1) 2,500 2,518
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/24  565 566
8,835
CALIFORNIA 12.6%
Bay Area Toll Auth., Series B, FRN, 100% of MUNIPSA + 0.28%,
4.47%, 4/1/56 (Tender 4/1/24)  2,115 2,108
California, GO, 5.00%, 4/1/35  2,575 2,699
California, GO, 5.00%, 12/1/35  2,115 2,261
California, GO, 5.00%, 12/1/36  3,175 3,365
California, GO, 5.25%, 10/1/45  6,000 6,449
California, Series CU, GO, 5.50%, 12/1/52  4,010 4,311
California Community Choice Fin. Auth., Green Bond Energy
Project, VRDN, 4.00%, 10/1/52 (Tender 12/1/27)  5,000 4,828
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  1,950 2,009
California Community Choice Fin. Auth., Green Bond Energy
Project, Series A-1, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,800 1,788
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  6,850 6,824
California Community Housing Agency, Junior Bonds Street Flats,
Series A-2, 4.00%, 8/1/50  (1) 2,960 1,950
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51  (4) 4,575 3,174
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  600 614
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  130 132
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33  1,150 1,170
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/37  2,120 1,924
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/38  850 756
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,060 1,088
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41
(Prerefunded 11/15/25)  (5) 3,000 3,069
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  534 494
California Housing Fin., Series 2023-1, Class A, 4.375%, 9/20/36  3,867 3,487
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/41  5,875 5,416
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/43  9,000 8,187
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,000 4,526
California Infrastructure & Economic Dev. Bank, Green Bonds,
Series 2019, 5.00%, 8/1/44  4,865 4,940
California Infrastructure & Economic Dev. Bank, Green Bonds,
Series 2019, 5.00%, 8/1/49  2,305 2,319
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  495 496
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,355 1,332
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  1,445 1,121
California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36  (2) 2,855 2,832
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47  (2) 3,000 2,356
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43  (2) 10,015 9,465
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47  (2) 535 500
California Municipal Fin. Auth., Palomar Health, Series A, COP,
5.25%, 11/1/52  (6) 1,775 1,798
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,710 2,654
California Municipal Fin. Auth., Waste Management Project, VRDN,
4.25%, 10/1/45 (Tender 12/1/23)  (2) 2,610 2,609
California Public Works Board, Series B, 5.00%, 10/1/34  3,595 3,615
California School Fin. Auth., Aspire Public School, 5.00%,
8/1/41  (1) 1,130 1,066
California School Fin. Auth., Aspire Public School, 5.00%, 8/1/41
(Prerefunded 8/1/25)  (1)(5) 100 102
California State Univ., Series C, 4.00%, 11/1/45  1,800 1,592
California Statewide CDA, CHF-Irvine, Univ. of California Student
Housing Irvine East Campus Apartments, Series A, 5.00%,
5/15/47  2,820 2,579
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/28 (Prerefunded 7/1/24)  (5) 2,050 2,069
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  2,600 2,473
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48  (1) 600 549
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56  (1) 1,390 1,230
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58  (1) 1,630 1,489
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  400 386
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  985 791
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,005 727
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/44  1,150 1,079
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  2,000 1,946
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
California, Various Purpose, GO, 5.00%, 8/1/30  3,100 3,263
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50  (6) 3,660 2,713
CMFA Special Fin. Agency VII, The Breakwater Apartments,
Series A-2, 4.00%, 8/1/47  (1) 2,295 1,671
CMFA Special Fin. Agency, Solana At Grand, Series A-2, 4.00%,
8/1/45  (1) 970 711
CSCDA Community Improvement Auth., Altana Glendale,
Series A-2, 4.00%, 10/1/56  (1) 7,790 5,205
CSCDA Community Improvement Auth., City of Orange, Series B,
4.00%, 3/1/57  (1) 3,385 2,163
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51  (1) 680 568
CSCDA Community Improvement Auth., The Link Glendale,
Series A-2, 4.00%, 7/1/56  (1) 2,826 1,799
Downey Unified School Dist., Series A, GO, 4.00%, 8/1/52  7,000 5,986
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/34 (Prerefunded 6/1/25)  (5) 3,525 3,596
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/35 (Prerefunded 6/1/25)  (5) 2,080 2,122
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  2,915 2,920
Irvine Fac. Fin. Auth., Series A, 4.00%, 9/1/58  (4) 7,650 6,427
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53  (4) 7,995 8,305
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  1,835 1,708
Lodi Unified School Dist., Series 2021, GO, 3.00%, 8/1/46  5,900 4,093
Los Angeles County Public Works Fin. Auth., Series A, 5.00%,
12/1/33  1,980 2,002
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/38  1,480 1,391
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/40  2,625 2,427
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/43  1,605 1,452
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/41  (2) 6,400 6,213
Los Angeles Dept. of Airports, Series F, 5.00%, 5/15/44  (2) 4,580 4,426
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47  (2) 5,475 4,494
Los Angeles Dept. of Airports, Los Angeles Intern, 5.00%,
5/15/43  (2) 6,300 6,100
Los Angeles Dept. of Airports, Private Activity, Series A, 4.00%,
5/15/41  (2) 2,000 1,704
Los Angeles Dept. of Water & Power, System Revenue, Series D,
5.00%, 7/1/52  2,405 2,461
Metropolitan Water Dist. of Southern California, Series C, FRN,
100% of MUNIPSA + 0.14%, 4.23%, 7/1/47 (Tender 5/21/24)  705 704
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Water Dist. of Southern California, Series D, FRN,
100% of MUNIPSA + 0.14%, 4.23%, 7/1/37 (Tender 5/21/24)  3,525 3,518
Metropolitan Water Dist. of Southern California, Series E, FRN,
100% of MUNIPSA + 0.14%, 4.23%, 7/1/37 (Tender 5/21/24)  2,395 2,390
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/30  (6) 705 708
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/31  (6) 1,975 1,984
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/32  (6) 1,845 1,853
Regents of the Univ. of California Medical Center Pooled Revenue,
Series P, 3.50%, 5/15/54  6,000 4,498
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/37  1,335 1,233
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/46  2,140 1,803
Sacramento, 4.00%, 9/1/41  705 575
Sacramento, 4.00%, 9/1/46  1,830 1,404
Sacramento County Airport, Series C, 5.00%, 7/1/37  (2) 1,410 1,402
Sacramento, Railyards Community Fac. Dist. No. 201, Special Tax,
5.25%, 9/1/42  (1) 1,090 1,023
Sacramento, Railyards Community Fac. Dist. No. 201, Special Tax,
5.25%, 9/1/47  (1) 2,455 2,250
Sacramento, Railyards Community Fac. Dist. No. 201, Special Tax,
5.375%, 9/1/52  (1) 1,655 1,514
San Diego County Regional Airport Auth. Senior Private Activity,
Series B, 5.00%, 7/1/48  (2) 3,000 2,877
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/38  (2) 4,405 4,366
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/44  (2) 7,060 6,797
San Francisco City & County Int'l. Airport, Series C, 5.75%,
5/1/48  (2)(3) 7,055 7,331
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/30  1,090 1,108
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/33  795 806
Univ. of California Regents, Series AZ, 5.00%, 5/15/48  3,500 3,542
Univ. of California Regents, Series O, 5.50%, 5/15/58  10,575 10,912
277,262
COLORADO 2.7%
Colorado, COP, 6.00%, 12/15/39  2,375 2,658
Colorado, COP, 6.00%, 12/15/40  9,325 10,396
Colorado, COP, 6.00%, 12/15/41  11,375 12,642
Colorado, Series A, COP, 4.00%, 12/15/36  1,625 1,526
Colorado, Series A, COP, 4.00%, 12/15/38  1,620 1,476
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/44  7,050 6,551
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45  (1) 1,285 845
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50  (1) 440 285
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  4,720 4,341
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  2,390 2,172
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  2,975 2,666
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  1,340 1,200
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48  925 804
Denver City & County Airport, Series A, 5.25%, 12/1/48  (2) 4,870 4,751
Denver City & County Airport, Series B, 5.00%, 11/15/43  885 873
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  500 459
Mirabelle Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49  1,750 1,430
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  1,100 916
Regional Transportation Dist., Fastracks Project, Series A, 5.00%,
11/1/46  3,525 3,552
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  650 563
60,106
CONNECTICUT 1.2%
Connecticut, Series B, GO, 3.00%, 1/15/42  (4) 6,200 4,552
Connecticut, Series C, GO, 5.00%, 6/15/32  350 380
Connecticut, Series C, GO, 5.00%, 6/15/33  225 244
Connecticut, Series C, GO, 5.00%, 6/15/34  250 271
Connecticut, Series C, GO, 5.00%, 6/15/35  225 243
Connecticut, Series C, GO, 5.00%, 6/15/36  210 224
Connecticut, Series C, GO, 5.00%, 6/15/37  50 53
Connecticut, Series C, GO, 5.00%, 6/15/38  225 235
Connecticut, Series C, GO, 5.00%, 6/15/40  700 726
Connecticut, Series D, GO, 5.00%, 9/15/32  225 245
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/39  1,750 1,324
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/44  1,065 742
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/49  705 463
Connecticut Housing Fin. Auth., Series B, 5.75%, 11/15/53  3,410 3,510
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/44  (3) 6,150 6,461
Connecticut Special Tax Obligation, Transit Infrastructure,
Series A, 5.00%, 5/1/32  1,585 1,690
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/33  4,440 4,607
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK)   (7)(8)(9) 1,235 275
26,245
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
DELAWARE 0.8%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  4,230 3,715
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  1,745 1,609
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  3,385 3,057
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  4,760 4,701
Delaware Transportation Auth., Garvee, 5.00%, 9/1/33  885 943
Delaware Transportation Auth., Garvee, 5.00%, 9/1/34  1,410 1,495
Delaware Transportation Auth., Garvee, 5.00%, 9/1/35  1,410 1,486
17,006
DISTRICT OF COLUMBIA 3.0%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  5,640 1,208
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  1,290 1,192
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  360 312
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  495 402
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  935 700
District of Columbia, KIPP Project, 4.00%, 7/1/39  2,430 2,102
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/46  (2) 2,820 2,701
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/48  (2) 9,120 8,611
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.25%, 10/1/53  (2) 5,000 4,947
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  7,250 7,178
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,515 1,597
Washington Metropolitan Area Transit Auth., Series A, 4.125%,
7/15/47  8,455 7,429
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  1,760 1,817
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  3,875 3,989
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  5,200 5,455
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/46  7,500 6,447
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 5.00%, 7/15/41  1,760 1,804
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.25%, 7/15/53  8,225 8,418
66,309
FLORIDA 7.4%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34  1,835 1,349
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/49  4,000 3,216
Brevard County HFA, Health First, 5.00%, 4/1/39  2,115 2,119
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/30  520 521
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/32  400 399
Central Florida Expressway Auth., 5.00%, 7/1/42  3,685 3,693
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34  1,270 1,280
Collier County Water-Sewer Dist., 4.00%, 7/1/40  5,890 5,294
Collier County Water-Sewer Dist., 4.00%, 7/1/44  3,525 3,029
Duval County Public Schools, Series A, COP, 5.00%, 7/1/34  (6) 2,700 2,833
Everest GMR Community Development Dist., 6.20%, 5/1/54  2,500 2,272
Florida Dev. Fin., Waste Disposal Revenue Bonds, VRDN, 6.125%,
7/1/32 (Tender 7/1/26)  (1)(2) 3,250 3,209
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.50%, 6/1/33  (1) 1,410 1,291
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.75%, 6/1/38  (1) 1,515 1,310
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48  (1) 2,975 2,425
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/32  (2) 705 707
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44  (2) 8,700 8,393
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/47  (2) 10,575 9,961
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/49  (2) 2,350 2,232
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/52  (2) 1,060 985
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/30  (2) 580 593
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/31  (2) 600 613
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/46  (2) 3,525 3,182
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53  (1) 1,960 1,554
JEA Electric System, Series 3A, 4.00%, 10/1/37  3,525 3,044
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.375%, 5/1/47  980 923
Lee County Florida Airport Revenue, Series A, 5.00%, 10/1/27  (2) 3,525 3,576
Lee Memorial Health System, Series A-1, 5.00%, 4/1/39  970 961
Lee Memorial Health System, Series A-1, 5.00%, 4/1/44  5,130 4,903
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24)  (5) 2,645 2,667
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/34  (2) 4,470 4,373
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/49  (2) 10,700 9,952
Miami-Dade County EFA, Series A, 5.00%, 4/1/53  7,050 6,622
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/40  8,020 7,913
Miami-Dade County Seaport Dept., Series A, 5.25%, 10/1/52  (2) 3,015 2,899
Miami-Dade County Seaport Dept., Series A-1, 4.00%, 10/1/45  (2)
(6) 4,300 3,548
Orange County HFA, Orlando Health, Series A, 5.00%, 10/1/39  4,480 4,340
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  11,040 8,875
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  1,815 1,623
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  9,290 7,311
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.25%,
6/1/56  2,105 1,395
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  7,050 6,867
South Miami HFA, Baptist Health South Florida, Series 2017,
4.00%, 8/15/47  7,000 5,615
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  10,575 10,418
Village Community Dev. Dist. No. 14, 5.375%, 5/1/42  1,050 1,015
Village Community Dev. Dist. No. 14, 5.50%, 5/1/53  2,650 2,528
163,828
GEORGIA 7.1%
Atlanta Airport, Series B, 5.00%, 1/1/33 (Prerefunded 1/1/24)  (5) 1,760 1,763
Atlanta Airport Passenger Fac. Charge, Subordinate Lien Green
Bond, Series E, 5.25%, 7/1/41  (2) 1,100 1,112
Atlanta Airport Passenger Fac. Charge, Subordinate Lien Green
Bond, Series E, 5.25%, 7/1/43  (2) 8,250 8,254
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  (7)(8) 835 376
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  (7)(8) 3,405 1,532
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40  1,605 1,612
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44  7,755 7,763
Atlanta, Social Bond, Series A-1, GO, 5.00%, 12/1/41  8,920 9,278
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle
Project, Series 2018, VRDN, 4.37%, 11/1/52  7,400 7,400
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle
Project, First Series, Series 2009, VRDN, 4.20%, 7/1/49  2,150 2,150
Fulton County Dev. Auth., WellStar Health, Series A, 4.00%, 4/1/50  2,080 1,649
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/37  935 940
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/42  3,465 3,358
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/47  1,000 949
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  1,850 1,863
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  2,590 2,591
Gainesville & Hall County CDA, Active Retirement Communities,
5.00%, 11/15/33  1,410 1,387
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 4.00%, 2/15/46  4,000 3,303
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 4.00%, 2/15/51  3,500 2,801
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.25%, 8/15/49 (Prerefunded 2/15/25)  (5) 7,755 7,887
George L Smith II Congress Center Auth., 4.00%, 1/1/36  1,130 1,007
George L Smith II Congress Center Auth., 4.00%, 1/1/54  11,550 8,615
George L Smith II Congress Center Auth., 5.00%, 1/1/54  (1) 2,690 2,001
Georgia Ports Auth., 5.00%, 7/1/47  5,840 5,911
Georgia Ports Auth., 5.25%, 7/1/52  7,600 7,802
Georgia Private Colleges & Univ. Auth., Emory Univ., Series B,
5.00%, 10/1/38  2,060 2,080
Georgia State Road & Tollway Auth., Managed Lane System,
Series 2021A, 3.00%, 7/15/50  5,500 3,700
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/49  4,810 3,259
Georgia, Bidding Group 2, Series A, GO, 4.00%, 7/1/42  5,375 4,999
Griffin-Spalding County Hosp. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/37  1,060 1,065
Main Street Natural Gas, Series A, 5.00%, 5/15/31  2,820 2,797
Main Street Natural Gas, Series A, 5.00%, 5/15/32  1,760 1,743
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  8,535 8,212
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52 (Tender
6/1/29)  4,400 4,337
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53 (Tender
9/1/30)  1,800 1,787
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  1,975 1,956
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  4,510 4,510
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  11,180 10,861
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/26  480 487
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/27  905 927
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28  250 257
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  3,555 3,370
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/26  2,555 2,593
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/27  1,435 1,465
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/28  1,515 1,560
155,269
GUAM 0.0%
Guam Business Privilege Tax, Series F, 4.00%, 1/1/42  1,330 1,101
1,101
HAWAII 0.2%
Hawaii Airports System, Series A, 5.00%, 7/1/43  (2) 4,230 4,095
4,095
IDAHO 0.4%
Idaho HFA, Series A, 5.25%, 8/15/48  3,100 3,230
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39  4,465 4,217
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51  (1) 2,890 2,003
9,450
ILLINOIS 3.9%
Chicago, Series A, GO, 5.50%, 1/1/49  2,150 2,095
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/24  (6) 705 708
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/33  (2) 2,540 2,492
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/34  (2) 1,695 1,661
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27  (2) 3,525 3,520
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/48  (2) 2,115 1,977
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/28  1,525 1,524
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/46  (2) 4,275 4,023
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 4.50%,
1/1/48  (2) 5,700 4,943
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/40  1,500 1,511
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/43  1,125 1,120
Chicago, Wastewater Transmission, Series C, 5.00%, 1/1/31  985 986
Cook County Sales Tax Revenue, Series A, 5.25%, 11/15/45  2,850 2,869
Illinois, GO, 5.50%, 5/1/25  960 976
Illinois, GO, 5.50%, 5/1/26  1,150 1,182
Illinois, Series A, GO, 5.00%, 3/1/24  330 331
Illinois, Series A, GO, 5.00%, 3/1/25  885 892
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Illinois, Series A, GO, 5.00%, 10/1/25  565 572
Illinois, Series A, GO, 5.00%, 10/1/31  705 718
Illinois, Series A, GO, 5.00%, 3/1/33  1,400 1,439
Illinois, Series A, GO, 5.00%, 3/1/35  1,900 1,927
Illinois, Series A, GO, 5.50%, 3/1/42  1,700 1,728
Illinois, Series A, GO, 5.50%, 3/1/47  2,575 2,589
Illinois, Series B, GO, 4.00%, 11/1/33  3,525 3,296
Illinois, Series B, GO, 5.00%, 3/1/24  440 441
Illinois, Series B, GO, 5.00%, 10/1/31  1,060 1,080
Illinois, Series B, GO, 5.00%, 10/1/32  845 858
Illinois, Series B, GO, 5.50%, 5/1/47  2,620 2,633
Illinois, Series C, GO, 5.00%, 11/1/29  6,700 6,836
Illinois, Series D, GO, 5.00%, 11/1/24  3,555 3,576
Illinois, Series D, GO, 5.00%, 11/1/26  3,590 3,657
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  305 312
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  450 448
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  1,310 1,274
Illinois Fin. Auth., Depaul College, 5.625%, 8/1/53  (1) 1,100 1,012
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series B,
VRDN, 4.05%, 7/15/55  200 200
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 6,976
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/42  1,920 1,591
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  1,840 1,415
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  3,365 3,125
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  1,180 610
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,150 454
Regional Transportation Auth., Series A, 6.00%, 7/1/33  (10) 1,410 1,592
Regional Transportation Auth., Series B, 5.50%, 6/1/27  (10) 3,240 3,352
86,521
INDIANA 0.7%
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  6,000 5,639
Indiana Fin. Auth., Republic Services, Series A, VRDN, 4.30%,
5/1/34 (Tender 12/1/23)  (2) 2,500 2,499
Indiana Fin. Auth., Student Housing Project, Series 2023A, 5.00%,
6/1/53  1,000 895
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/43  855 803
Valparaiso, Pratt Paper, 6.75%, 1/1/34  (2) 1,410 1,414
Valparaiso, Pratt Paper, 7.00%, 1/1/44  (2) 400 401
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Whiting, BP Products, VRDN, 5.00%, 12/1/44 (Tender 6/5/26)  (2) 3,825 3,817
15,468
IOWA 0.0%
Iowa Fin. Auth., Unity Point Health, Series F, VRDN, 3.90%, 7/1/41  200 200
200
KANSAS 0.4%
Overland Park Sales Tax Revenue, Bluhawk Star Bond, Series A,
6.50%, 11/15/42  (1) 4,050 3,909
Univ. of Kansas Hosp. Auth., Series A, 5.00%, 9/1/48  4,230 4,063
7,972
KENTUCKY 1.0%
Ashland, Ashland Medical Center, 4.00%, 2/1/33  415 384
Ashland, Ashland Medical Center, 4.00%, 2/1/35  335 302
Ashland, Ashland Medical Center, 4.00%, 2/1/38  455 390
Ashland, Ashland Medical Center, 5.00%, 2/1/32  230 229
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  940 904
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  580 539
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  2,380 2,146
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  1,570 1,487
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  3,405 3,121
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  5,125 4,862
Kentucky Public Energy Auth., Gas Supply, Series B, VRDN,
4.00%, 1/1/49 (Tender 1/1/25)  8,810 8,699
23,063
LOUISIANA 1.2%
Louisiana Gasoline & Fuels Tax Revenue, Second Lien, Series A-1,
VRDN, 3.95%, 5/1/43  900 900
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN, 6.75%,
10/1/53 (Tender 10/1/28)  (1)(2) 1,400 1,400
New Orleans Aviation Board, General Airport, Series D-2, 5.00%,
1/1/38  (2) 885 865
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  1,315 1,281
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  2,995 2,893
New Orleans Aviation Board, General Airport North Terminal
Project, Series B, 5.00%, 1/1/34  (2) 2,820 2,774
New Orleans Aviation Board, General Airport North Terminal
Project, Series B, 5.00%, 1/1/48  (2) 1,620 1,506
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25)  (5) 1,060 1,080
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25)  (5) 950 968
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25)  (5) 3,875 3,962
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25)  (1) 2,820 2,851
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%, 6/1/37
(Tender 7/1/26)  4,400 4,311
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  440 432
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,060 990
Saint John the Baptist Parish, Marathon Oil, Series B-1, VRDN,
2.125%, 6/1/37 (Tender 7/1/24)  705 693
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  705 658
27,564
MARYLAND 4.7%
Anne County Arundel, GO, 5.00%, 10/1/46  4,415 4,541
Baltimore City, Convention Center Hotel, 5.00%, 9/1/36  2,080 1,862
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,575 1,265
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33  2,245 2,259
Baltimore City, Water, 5.00%, 7/1/31  1,520 1,531
Baltimore City, Water, Series B, 5.00%, 7/1/28 (Prerefunded
1/1/24)  (5) 1,060 1,062
Baltimore City, Water, Series B, 5.00%, 7/1/30 (Prerefunded
1/1/24)  (5) 1,610 1,612
Baltimore, Harbor Point Project, 4.75%, 6/1/31  2,100 2,004
Frederick County, Public Facilities Project, Series A, GO, 2.00%,
10/1/40  9,515 5,791
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  310 297
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  210 195
Maryland CDA, Series A, 4.50%, 9/1/48  1,675 1,647
Maryland DOT, Series B, 4.00%, 8/1/37  (2) 1,485 1,331
Maryland DOT, Series B, 4.00%, 8/1/38  (2) 1,370 1,206
Maryland DOT, Series B, 5.00%, 8/1/36  (2) 705 707
Maryland DOT, Series B, 5.00%, 8/1/46  (2) 5,155 4,892
Maryland Economic Dev., Series A, 5.00%, 11/12/28  (2) 3,700 3,674
Maryland Economic Dev., Series B, 5.25%, 6/30/52  (2) 2,000 1,845
Maryland Economic Dev., Series B, 5.25%, 6/30/55  (2) 10,515 9,621
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.00%, 12/31/42  2,270 2,131
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/50  810 595
Maryland HHEFA, 5.00%, 7/1/39 (Prerefunded 7/1/24)  (5) 3,525 3,549
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  1,020 1,027
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  4,375 4,097
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33  3,175 3,193
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  3,790 3,681
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  2,155 2,163
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  1,315 1,223
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  1,410 1,137
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  2,090 1,621
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  1,295 980
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24)  (5) 1,760 1,773
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  2,820 2,920
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42  4,080 4,114
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  1,760 1,725
Maryland Transportation Auth., 4.00%, 7/1/50  1,445 1,203
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/33  (2) 2,290 2,170
Montgomery County Housing Opportunities Commission, Green
Bond, Series A, VRDN, 3.95%, 1/1/63  450 450
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  6,500 3,869
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,760 1,422
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  210 191
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,410 1,081
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  2,115 1,462
Washington Suburban Sanitary Commission, 2.25%, 6/1/39  11,200 7,418
102,537
MASSACHUSETTS 0.3%
Massachusetts DOT, Series A, DOT, 5.00%, 1/1/32  5,535 5,836
5,836
MICHIGAN 2.7%
Detroit, GO, 5.00%, 4/1/27  565 567
Detroit, GO, 5.50%, 4/1/32  415 428
Detroit, GO, 5.50%, 4/1/34  235 242
Detroit, GO, 5.50%, 4/1/36  305 311
Detroit, GO, 5.50%, 4/1/38  690 692
Detroit, GO, 5.50%, 4/1/40  475 472
Detroit, GO, 5.50%, 4/1/45  355 342
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Detroit, GO, 5.50%, 4/1/50  705 671
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43  (6) 1,480 1,415
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48  (6) 1,620 1,507
Great Lakes Water Auth., Sewage Disposal, Series A, 5.25%,
7/1/47  7,900 8,049
Great Lakes Water Auth., Sewage Disposal, Series C, 5.00%,
7/1/36  2,325 2,346
Great Lakes Water Auth., Water Supply, Series A, 5.25%, 7/1/47  5,885 6,000
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/31  635 555
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/43  885 624
Michigan Fin. Auth. Uni. of Detroit Mercy, 5.625%, 11/1/52  5,450 5,171
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series D-2, 5.00%, 7/1/34  1,585 1,596
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34  2,275 2,293
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/37  2,470 2,452
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/35  1,640 1,653
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/37  980 988
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/38  1,410 1,404
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/39  6,175 6,085
Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%,
5/15/35  3,525 3,494
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,870 3,055
Wayne County, Series C, 5.00%, 12/1/37  (1)(2)(6) 7,050 6,940
59,352
MISSOURI 0.9%
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,080 2,126
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/57  (2)(6) 5,885 5,453
Missouri Joint Municipal Electric Utility Commission, IATAN 2,
Series A, 5.00%, 1/1/33 (Prerefunded 1/1/24)  (5) 1,410 1,412
Missouri Joint Municipal Electric Utility Commission, Plum Point,
Series A, 5.00%, 1/1/33  3,525 3,536
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  4,715 3,718
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  530 461
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  1,375 1,105
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  580 480
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  60 50
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  415 313
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  355 240
18,894
NEBRASKA 0.2%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  4,035 3,988
3,988
NEVADA 0.8%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27  (2) 4,000 4,066
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/33  1,475 1,539
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  7,615 7,647
Las Vegas Redev. Agency, 5.00%, 6/15/40  2,265 2,185
Las Vegas Redev. Agency, 5.00%, 6/15/45  1,790 1,672
17,109
NEW HAMPSHIRE 0.4%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  3,747 3,448
National Fin. Auth., Series 2023-2, 3.875%, 1/20/38  2,741 2,311
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  5,110 4,187
9,946
NEW JERSEY 5.6%
Essex County Improvement Auth., Series A, 4.00%, 8/1/46  (4) 845 704
Hudson County Improvement Auth., Hudson County Courthouse
Project, 4.00%, 10/1/33  1,410 1,399
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30  (2) 1,760 1,757
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/39  1,190 1,002
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31  (2)(6) 705 706
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34  (2) 1,265 1,266
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
7/1/42  (2)(6) 775 775
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43  (2) 2,115 2,047
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52  (2) 1,435 1,435
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59  (2) 705 658
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37  (2) 4,775 4,585
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47  (2) 4,085 3,684
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/38  705 640
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  1,585 1,339
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,100 6,539
New Jersey HCFFA, Barnabas Health, 4.00%, 7/1/45  3,750 3,232
New Jersey HCFFA, Barnabas Health, 4.00%, 7/1/51  2,000 1,672
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44  2,365 2,311
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  1,410 1,383
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  4,160 4,111
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  2,470 2,482
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  2,590 2,621
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  1,705 1,628
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/35  885 836
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/36  4,685 4,374
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  2,045 1,842
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/40  2,045 1,815
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  4,830 4,219
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/25  2,045 2,083
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  1,100 1,127
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  1,230 1,274
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37  935 962
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31  2,045 2,076
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  12,675 12,789
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/46  2,850 2,427
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/50  2,305 1,914
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  9,275 8,289
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  6,300 5,288
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  5,050 5,149
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  5,975 6,078
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  4,910 5,050
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  7,115 6,985
122,553
NEW MEXICO 0.1%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, PCR, 1.15%, 6/1/40 (Tender 6/1/24)  1,410 1,377
1,377
NEW YORK 7.7%
Brooklyn Arena Local Dev., Series A, 5.00%, 7/15/42  3,385 3,100
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35  (1)(2) 1,060 1,032
Dormitory Auth. of the State of New York, Series 2022A, 5.00%,
3/15/46  5,395 5,435
Dormitory Auth. of the State of New York, Series A, 3.00%, 7/1/48  3,800 2,517
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/35  5,150 5,006
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27  (1) 1,300 1,253
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  6,000 5,117
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  4,265 4,345
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/25  40 40
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37  1,840 1,838
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  525 417
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  6,690 1,550
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55  680 555
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/34  935 939
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26  (6) 2,820 2,935
Metropolitan Transportation Auth., Series D2A-1, FRN, 67% of
SOFR + 0.55%, 4.108%, 11/1/32 (Tender 4/1/24)  (6) 1,180 1,180
Metropolitan Transportation Auth., Series D2B-2, FRN, 67% of
SOFR + 0.55%, 4.108%, 11/1/32 (Tender 4/1/24)  (6) 3,755 3,754
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A,
5.25%, 11/15/31  3,525 3,632
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.00%,
11/15/49  7,230 6,884
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41  (1)(7)(8) 965 917
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  (8) 2,097 502
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New York City, Series B-1, GO, 5.00%, 10/1/42  4,935 4,984
New York City, Series D, GO, 5.00%, 12/1/42  3,525 3,545
New York City, Series D-1, GO, 5.50%, 5/1/44  1,175 1,237
New York City, Series D-1, GO, 5.50%, 5/1/46  1,750 1,831
New York City, Series J, GO, 5.00%, 8/1/30  3,035 3,039
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  2,750 2,824
New York City Municipal Water Fin. Auth., Series BB-2, VRDN,
4.00%, 6/15/53  205 205
New York City Municipal Water Fin. Auth., Series CC-2, 5.00%,
6/15/26  1,605 1,623
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  6,250 5,470
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
4.00%, 5/1/44  2,370 2,057
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/36  355 334
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/37  1,060 977
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series A-1, 4.00%, 11/1/38  3,210 2,922
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series A-3, 4.00%, 5/1/44  1,915 1,662
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series B-1, 4.00%, 11/1/39  2,350 2,120
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series B-1, 5.00%, 8/1/38  3,525 3,571
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series C-1, 4.00%, 5/1/39  1,175 1,061
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series F-1, 5.25%, 2/1/40  3,500 3,674
New York Liberty Dev., 1 World Trade Center, Series 1WTC, 3.00%,
2/15/42  3,500 2,482
New York Liberty Dev., 1 World Trade Center, Series 1WTC, 4.00%,
2/15/43  1,030 878
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.15%, 11/15/34  (1) 1,230 1,161
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.375%, 11/15/40  (1) 2,470 2,282
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 3, 2.80%, 9/15/69  2,010 1,711
New York State Housing Fin. Agency, Series L-2, 0.75%, 11/1/25  2,965 2,666
New York State Housing Fin. Agency, Series M-2, 0.75%, 11/1/25  1,760 1,583
New York State Thruway Auth., Series B, 4.00%, 1/1/38  13,930 12,401
New York State Thruway Auth., Green Bond, Series C, 5.00%,
3/15/53  5,290 5,240
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New York State Urban Dev., Personal Income Tax, Series C,
5.00%, 3/15/47  3,525 3,526
New York Transportation Dev., 5.00%, 12/1/39  (2) 1,025 991
New York Transportation Dev., 5.00%, 12/1/40  (2) 675 649
New York Transportation Dev., 5.00%, 12/1/41  (2) 675 643
New York Transportation Dev., 5.00%, 12/1/42  (2) 675 637
New York Transportation Dev., American Airlines, 5.00%,
8/1/31  (2) 1,025 990
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27  (2) 6,000 5,912
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/34  (2) 2,115 2,036
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35  (2) 6,960 6,601
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/41  1,900 1,680
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/49  6,000 4,955
Port Auth. of New York & New Jersey, Consolidated Bonds, 5.00%,
1/15/47  (2) 9,500 9,101
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 214, 4.00%, 9/1/43  (2) 1,375 1,148
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  3,180 3,072
168,429
NORTH CAROLINA 2.0%
Charlotte-Mecklenburg Hosp. Auth., Carolina Healthcare System,
Series C, VRDN, 3.97%, 1/15/37  900 900
Forsyth County, Series B, GO, 2.00%, 3/1/37  4,150 2,885
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47  (2)(6) 7,615 7,705
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35  705 631
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39  1,020 868
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44  1,490 1,195
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49  705 546
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/40  3,955 3,915
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/45  3,000 2,915
North Carolina Municipal Power Agency #1, Catawba, Series A,
5.00%, 1/1/28  5,395 5,481
North Carolina Turnpike Auth., 5.00%, 1/1/40  7,660 7,548
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/34  (2) 1,515 1,536
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/35  (2) 705 712
Union County, Series C, GO, 2.50%, 9/1/37  4,590 3,394
Union County, Series C, GO, 2.50%, 9/1/38  4,000 2,874
43,105
OHIO 2.2%
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/37  1,835 1,723
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  1,230 1,137
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,470 2,265
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  22,115 18,091
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/40  215 183
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/41  245 206
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/46  530 426
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/51  705 553
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,395 3,218
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  2,425 2,273
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  2,855 2,396
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  3,945 3,204
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36  1,060 987
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46  2,960 2,479
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52  705 570
Ohio, Series A, 5.00%, 1/15/50  5,640 5,174
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  1,375 1,260
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38  (1)(2) 400 359
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48  (1)(2) 1,090 927
47,431
OKLAHOMA 1.0%
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.00%,
4/1/33  (7)(8) 705 458
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.875%,
4/1/30  (7)(8) 175 114
Oklahoma DFA, OU Medicine Project, Series B, 5.25%, 8/15/48  1,115 938
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  3,800 3,542
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,760 15,500
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,640 1,458
22,010
OREGON 0.6%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/46  1,275 1,214
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/52  2,175 1,996
Oregon Fac. Auth., Legacy Health, Series B, 5.00%, 6/1/30  1,700 1,759
Oregon Fac. Auth., Peace Health, Series A, VRDN, 4.00%, 8/1/34  2,900 2,900
Port of Portland Airport, Series 24B, 5.00%, 7/1/42  (2) 2,115 2,049
Port of Portland Airport, Series A, 4.00%, 7/1/39  (2) 3,525 3,073
12,991
PENNSYLVANIA 2.7%
Chester County IDA, 4.00%, 12/1/46  1,605 1,350
Chester County IDA, 4.00%, 12/1/51  1,520 1,239
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/40  (1) 3,035 2,315
Doylestown Hosp. Auth., 5.00%, 7/1/49 (Prerefunded 7/1/29)  (5) 260 276
Doylestown Hosp. Auth., Doylestown Hosp., 5.00%, 7/1/49  2,340 1,851
Franklin County IDA, Menno Haven, 5.00%, 12/1/38  705 574
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series A, 5.00%, 9/1/34  1,940 1,958
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series A, 5.00%, 9/1/37  1,760 1,731
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45 (Prerefunded 1/15/25)  (5) 3,010 3,056
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44  (2) 2,500 2,360
Pennsylvania Economic DFA, Republic Services, Series A, VRDN,
4.60%, 4/1/34 (Tender 1/16/24)  (2) 4,500 4,499
Pennsylvania Economic DFA, The Penndot Major Bridges Package
One Project, 5.50%, 6/30/39  (2) 2,250 2,291
Pennsylvania Economic DFA, The Penndot Major Bridges Package
One Project, 5.75%, 6/30/48  (2) 3,935 4,002
Pennsylvania Economic DFA, The Penndot Major Bridges Package
One Project, 6.00%, 6/30/61  (2) 6,520 6,751
Pennsylvania Economic DFA, Waste Management Project, VRDN,
4.125%, 8/1/45 (Tender 2/1/24)  (2)(3) 3,250 3,250
Pennsylvania Higher EFA, Thomas Jefferson Univ., Series A,
5.00%, 9/1/39  1,060 1,035
Pennsylvania Higher EFA, Univ. of Pennsylvania, Series A, 4.00%,
8/15/43  2,290 1,948
Philadelphia Auth. for Ind. Dev., Saint Josephs Univ., 5.25%,
11/1/52  3,565 3,437
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  5,410 5,457
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  4,370 4,257
Southcentral Pennsylvania General Auth., Wellspan Health,
Series E, VRDN, 4.00%, 6/1/35  3,300 3,300
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
State Public School Building Auth., Series A, 5.00%, 6/1/32  (6) 3,525 3,584
60,521
PUERTO RICO 3.5%
Puerto Rico Commonwealth, VR, GO, 11/1/43  (11) 3,476 1,729
Puerto Rico Commonwealth, VR, GO, 0.01%, 11/1/51  (11) 2,400 1,215
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 4.00%, 7/1/42  (1) 2,285 1,824
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/25  (1) 315 315
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33  (1) 1,050 1,026
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 4.00%, 7/1/42  (1) 3,525 2,814
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/25  (1) 1,165 1,166
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/33  (1) 4,935 4,824
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28  (1) 1,205 1,207
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35  (1) 2,915 2,788
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37  (1) 5,250 4,937
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/42  (1) 1,890 1,509
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29  (1) 2,225 2,218
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37  (1) 1,200 1,128
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  198 192
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,569 896
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,219 1,060
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  1,095 918
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  2,265 1,839
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  1,278 986
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  4,672 4,697
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  8,662 8,810
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,324 1,353
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  3,227 3,319
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42  (7)(12) 35 9
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27  (7)
(12) 60 15
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27  (7)
(12) 475 119
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28  (7)
(12) 130 33
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (7)(12) 170 43
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24  (7)(12) 660 165
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25  (7)(12) 215 54
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26  (7)(12) 260 65
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27  (7)(12) 1,575 394
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37  (7)(12) 500 125
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28  (7)
(12) 680 170
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33  (7)
(12) 165 41
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18  (7)
(12) 140 35
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27  (7)(12) 60 15
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40  (7)(12) 160 40
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (7)(12) 125 31
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17  (7)(12) 40 10
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17  (7)(12) 70 18
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28  (7)(12) 55 14
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19  (7)(12) 525 131
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23  (7)(12) 120 30
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24  (7)(12) 60 15
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,540 1,367
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  12,436 10,504
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  961 839
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,729 3,150
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  1,940 1,348
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  3,960 2,475
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  9,095 2,254
76,279
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
RHODE ISLAND 0.0%
Central Falls Detention Fac., 7.25%, 7/15/35  (7)(8) 490 196
196
SOUTH CAROLINA 0.9%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  1,697 884
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  3,686 820
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  5,292 526
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)  3,525 3,513
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,355 1,196
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,530 1,536
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/36  3,525 3,511
South Carolina Public Service Auth., Series A, 4.00%, 12/1/36  4,000 3,594
South Carolina Public Service Auth., Series B, 5.00%, 12/1/51  3,525 3,294
18,874
TENNESSEE 0.7%
Blount County Health & Ed. Fac. Board, Asbury, Series A, 5.00%,
1/1/47  (7)(8) 2,750 633
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,290 2,292
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  1,985 2,002
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  1,090 1,066
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/44  (2) 2,115 2,023
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/54  (2) 3,455 3,199
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52  (2) 4,530 4,539
15,754
TEXAS 6.9%
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/47  1,780 1,755
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/52  5,155 5,019
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 4.50%,
8/15/53  4,500 4,051
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 5.00%,
8/15/48  1,300 1,276
Austin Airport, Series B, 5.00%, 11/15/41  (2) 950 921
Austin Airport, Series B, 5.00%, 11/15/44  (2) 3,525 3,362
Austin Airport System Revenue, 5.00%, 11/15/43  (2) 1,000 962
Austin Airport System Revenue, 5.25%, 11/15/47  (2) 1,555 1,522
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  915 896
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  740 725
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/28  395 401
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/51  3,440 2,784
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  6,300 6,134
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%, 8/15/48  3,000 2,837
Dallas Area Rapid Transit, Series B, 5.00%, 12/1/47  3,530 3,543
Dallas Hotel Occupancy Tax, 4.00%, 8/15/29  1,765 1,702
Dallas Hotel Occupancy Tax, 4.00%, 8/15/30  1,965 1,880
Dallas Hotel Occupancy Tax, 4.00%, 8/15/31  1,005 949
Dallas Hotel Occupancy Tax, 4.00%, 8/15/32  800 746
Dallas Hotel Occupancy Tax, 4.00%, 8/15/33  800 742
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/30
(Prerefunded 11/1/23)  (2)(5) 4,255 4,255
Grand Parkway Transportation, Grand Parkway System, 4.00%,
10/1/49  (6) 4,850 3,970
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian Homes,
Series B, 6.375%, 1/1/33  100 100
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  465 479
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/33  4,635 4,750
Houston Airport, Series A, 4.00%, 7/1/46  (2) 2,620 2,128
Houston Airport, Series A, 5.00%, 7/1/36  (2) 775 760
Houston Airport, Series A, 5.00%, 7/1/37  (2) 1,495 1,464
Houston Airport, Series A, 5.00%, 7/1/41  (2) 2,290 2,220
Houston Airport, Series A, 5.25%, 7/1/42  (2)(6) 5,000 5,014
Houston Airport, Series A, 5.25%, 7/1/43  (2)(6) 1,550 1,551
Houston Airport, Series B-1, 5.00%, 7/15/35  (2) 1,760 1,630
Houston Airport, Series C, 5.00%, 7/1/31  (2) 2,115 2,139
Houston Airport, Series C, 5.00%, 7/1/32  (2) 2,645 2,669
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29  1,200 1,120
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40  1,330 1,123
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31  (1)(2) 4,755 4,467
Mission Economic Dev., Republic Services, VRDN, 4.125%,
1/1/26 (Tender 2/1/24)  (2)(3) 3,500 3,500
Montgomery County Toll Road Auth., 5.00%, 9/15/32  60 60
Montgomery County Toll Road Auth., 5.00%, 9/15/33  65 65
Montgomery County Toll Road Auth., 5.00%, 9/15/34  70 70
Montgomery County Toll Road Auth., 5.00%, 9/15/35  475 469
Montgomery County Toll Road Auth., 5.00%, 9/15/36  525 510
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Montgomery County Toll Road Auth., 5.00%, 9/15/38  290 275
Montgomery County Toll Road Auth., 5.00%, 9/15/43  855 778
Montgomery County Toll Road Auth., 5.00%, 9/15/48  2,485 2,213
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/24  (13) 295 296
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25)  (5) 295 298
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25)  (5) 1,460 1,476
New Hope Cultural Ed. Fac. Fin., Exchange Buckingham Senior
Living, VR, 2.00%, 11/15/61 (2.00% PIK)  (7) 818 307
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  195 171
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/35  705 596
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  1,210 874
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/37  3,525 3,556
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  5,260 5,282
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/40  7,100 7,243
Permanent University Fund - Univ. of Texas System, Series 2022A,
4.00%, 7/1/42  3,600 3,158
San Antonio Water System, Series A, VRDN, 2.625%, 5/1/49
(Tender 5/1/24)  1,585 1,569
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  415 407
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  780 713
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  865 775
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  1,940 1,665
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
High School, Series A, 5.00%, 11/15/45  (7),(14) 1,680 —
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  360 367
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/45  (2) 2,470 2,229
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/50  (2) 4,510 4,000
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55  (2) 1,440 1,258
Texas Private Activity Bond Surface Transportation, Segment 3C
Project, 5.00%, 6/30/58  (2) 5,000 4,557
Texas Private Activity Bond Surface Transportation, Senior Lien,
North Tarrant Express Project, 5.50%, 12/31/58  (2) 5,620 5,645
Texas Transportation Commission, Series A, 5.00%, 8/15/39  4,155 4,171
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/37  7,850 7,553
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  3,990 3,497
151,649
UTAH 1.3%
Salt Lake City Airport, Series A, 5.00%, 7/1/43  (2) 5,000 4,840
Salt Lake City Airport, Series A, 5.00%, 7/1/47  (2) 9,690 9,155
Salt Lake City Airport, Series A, 5.00%, 7/1/51  (2) 7,000 6,544
Salt Lake City Airport, Series A, 5.25%, 7/1/53  (2) 3,000 2,929
Salt Lake City Airport, Series A, 5.50%, 7/1/53  (2) 4,150 4,171
27,639
VIRGINIA 4.3%
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  2,285 1,772
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  5,000 5,172
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/41  (6) 3,035 2,987
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,150 4,868
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  2,165 2,007
Fairfax County, Series A, GO, 2.00%, 10/1/41  5,625 3,395
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  3,500 2,990
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/31  1,410 1,439
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25)  (5) 3,265 3,317
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/47  5,755 5,857
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28)  (5) 5,000 5,375
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/60  2,470 2,491
Newport News City, Virginia Water Revenue, Series 2021, 2.00%,
7/15/37  3,080 2,081
Newport News City, Virginia Water Revenue, Series 2021, 2.00%,
7/15/38  3,075 2,002
Newport News City, Virginia Water Revenue, Series 2021, 2.00%,
7/15/39  3,075 1,946
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  355 370
Roanoke Economic Dev. Auth., Carilion Clinic Obligated Group,
Series A, 4.00%, 7/1/51  1,000 819
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  1,460 1,436
Virginia College Building Auth., Public Higher Ed. Financing
Program, Series A, 4.00%, 9/1/43  4,360 3,859
Virginia Housing Dev. Auth., Series G, 5.15%, 11/1/52  1,150 1,116
Virginia Housing Dev. Auth., Series G, 5.25%, 11/1/57  1,995 1,933
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37  (2) 8,890 7,747
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38  (2) 4,415 3,789
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project, 5.00%,
12/31/47  (2) 5,720 5,386
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/42  (2) 1,045 868
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/48  (2) 2,650 2,107
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49  (2) 705 657
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52  (2) 6,680 6,170
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56  (2) 7,220 6,590
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58  (6) 3,945 3,234
93,780
WASHINGTON 2.3%
Energy Northwest, Columbia Generating Station, 4.00%, 7/1/42  2,000 1,762
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/33  1,060 1,132
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  1,270 1,354
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/37  1,620 1,689
Port of Seattle, Intermediate Lien, 5.00%, 8/1/33  (2) 3,000 3,080
Seattle Municipal Light & Power Revenue, Series B, VRDN, 4.10%,
11/1/46  (3) 11,500 11,500
Washington, Series C, GO, 5.00%, 2/1/36  9,700 10,298
Washington, Series E, GO, 5.00%, 6/1/43  3,910 4,009
Washington, Series F, GO, 5.00%, 6/1/39  730 758
Washington State Convention Center Public Fac. Dist., Green
Notes, 4.00%, 7/1/31  2,625 2,400
Washington State Housing Fin. Commission, Social Certificates,
Series 2021-1, Class A, 3.50%, 12/20/35  3,265 2,771
Washington State Housing Fin. Commission, Social Certificates,
Series 2023-1, Class A, 3.375%, 4/20/37  10,000 7,872
T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55  (1) 3,525 2,403
51,028
WEST VIRGINIA 0.1%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37  (1) 325 326
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43  (1) 325 326
West Virginia Economic Dev. Auth., Series RE, VRDN, 4.70%,
4/1/36 (Tender 6/17/26)  (2) 1,150 1,131
1,783
WISCONSIN 0.8%
PFA, 5.00%, 4/1/40 (Prerefunded 4/1/30)  (1)(5) 25 27
PFA, 5.00%, 4/1/50 (Prerefunded 4/1/30)  (1)(5) 35 37
PFA, Series A-1, 5.375%, 7/1/47  (4) 4,880 4,977
PFA, CHF Manoa, Residences for Graduate Students, Series A,
5.75%, 7/1/53  (1) 3,000 2,864
PFA, Unrefunded Balance, 5.00%, 4/1/40  (1) 375 338
PFA, Unrefunded Balance, 5.00%, 4/1/50  (1) 670 561
Wisconsin PFA, Celanese, Series A, 5.00%, 1/1/24  (2) 1,230 1,230
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25  (2) 705 703
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/42  1,205 1,111
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,465 1,269
Wisconsin PFA, Searstone Retirement Community, Series A,
5.00%, 6/1/52  (1) 2,570 1,906
Wisconsin PFA, Southminster, 5.00%, 10/1/43  (1) 2,325 1,900
Wisconsin PFA, Southminster, 5.00%, 10/1/48  (1) 705 552
Wisconsin PFA, Southminster, 5.00%, 10/1/53  (1) 740 564
Wisconsin PFA, Univ. of Hawaii Foundation Project, Series A-1,
4.00%, 7/1/61  (1) 1,165 775
18,814
Total Municipal Securities (Cost $2,427,675) 2,178,239
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily, Class A, 2.046%, 6/25/38  4,207 2,928
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$4,337) 2,928
Total Investments in Securities
99.3% of Net Assets
(Cost $2,432,012) $ 2,181,167
T. ROWE PRICE Summit Municipal Income Fund

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$115,420 and represents 5.3% of net assets.
(2) Interest subject to alternative minimum tax.
(3) When-issued security
(4) Insured by Build America Mutual Assurance Company
(5) Prerefunded date is used in determining portfolio maturity.
(6) Insured by Assured Guaranty Municipal Corporation
(7) Non-income producing
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Insured by National Public Finance Guarantee Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Escrowed to maturity
(14) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
T. ROWE PRICE Summit Municipal Income Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
T. ROWE PRICE Summit Municipal Income Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,432,012) $ 2,181,167
Interest receivable 32,047
Receivable for investment securities sold 5,437
Receivable for shares sold 2,746
Cash 59
Due from affiliates 18
Other assets 71
Total assets 2,221,545
Liabilities
Payable for investment securities purchased 17,858
Payable for shares redeemed 5,020
Investment management fees payable 703
Payable to directors 1
Other liabilities 1,259
Total liabilities 24,841
NET ASSETS $ 2,196,704
T. ROWE PRICE Summit Municipal Income Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (336,975)
Paid-in capital applicable to 211,990,484 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 2,533,679
NET ASSETS $ 2,196,704
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $952,509; Shares outstanding: 91,940,415) $ 10.36
Advisor Class
(Net assets: $315; Shares outstanding: 30,402) $ 10.36
I Class
(Net assets: $1,243,880; Shares outstanding: 120,019,667) $ 10.36
T. ROWE PRICE Summit Municipal Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/23
Investment Income (Loss)
Interest income $ 79,279
Expenses
Investment management 8,226
Shareholder servicing
Investor Class $ 1,354
Advisor Class 1
I Class 56 1,411
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 78
I Class 36 114
Custody and accounting 200
Registration 122
Proxy and annual meeting 51
Legal and audit 35
Directors 7
Miscellaneous 30
Waived / paid by Price Associates (321)
Total expenses 9,876
Net investment income 69,403
Realized and Unrealized Gain / Loss –
Net realized loss on securities (34,482)
Change in net unrealized gain / loss on securities 4,314
Net realized and unrealized gain / loss (30,168)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 39,235
T. ROWE PRICE Summit Municipal Income Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 69,403 $ 61,211
Net realized loss (34,482) (49,610)
Change in net unrealized gain / loss 4,314 (380,613)
Increase (decrease) in net assets from operations 39,235 (369,012)
Distributions to shareholders
Net earnings
Investor Class (29,643) (28,236)
Advisor Class (11) (16)
I Class (40,163) (32,448)
Decrease in net assets from distributions (69,817) (60,700)
Capital share transactions
*
Shares sold
Investor Class 416,292 874,047
Advisor Class 44 3
I Class 610,391 678,900
Distributions reinvested
Investor Class 27,022 25,806
Advisor Class 11 16
I Class 30,660 24,775
Shares redeemed
Investor Class (313,480) (1,543,733)
Advisor Class (299) (267)
I Class (543,582) (597,343)
Increase (decrease) in net assets from capital share
transactions 227,059 (537,796)
T. ROWE PRICE Summit Municipal Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Net Assets
Increase (decrease) during period 196,477 (967,508)
Beginning of period 2,000,227 2,967,735
End of period $ 2,196,704 $ 2,000,227
*Share information (000s)
Shares sold
Investor Class 38,404 73,606
Advisor Class 4 –
I Class 55,809 58,502
Distributions reinvested
Investor Class 2,475 2,227
Advisor Class 1 1
I Class 2,809 2,165
Shares redeemed
Investor Class (28,789) (131,056)
Advisor Class (28) (23)
I Class (50,397) (52,600)
Increase (decrease) in shares outstanding 20,288 (47,178)
T. ROWE PRICE Summit Municipal Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Income Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income exempt from federal income taxes. The fund has three classes of shares: the Summit Municipal Income Fund
(Investor Class), the Summit Municipal Income Fund–Advisor Class (Advisor Class),
and the Summit Municipal Income Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
T. ROWE PRICE Summit Municipal Income Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial statements.
T. ROWE PRICE Summit Municipal Income Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant
T. ROWE PRICE Summit Municipal Income Fund

observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
T. ROWE PRICE Summit Municipal Income Fund

Valuation Inputs   On October 31, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $760,510,000 and $412,359,000, respectively, for the year ended
October 31, 2023.
T. ROWE PRICE Summit Municipal Income Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
October 31,
2023
October 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 974 $ —
Tax-exempt income 68,843 60,700
Total distributions $ 69,817 $ 60,700
($000s)
Cost of investments $ 2,431,103
Unrealized appreciation $ 2,029
Unrealized depreciation (251,965)
Net unrealized appreciation (depreciation) $ (249,936)
T. ROWE PRICE Summit Municipal Income Fund

At October 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
The loss
carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.08% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class, Advisor Class and I Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and, with respect to any class other than the Investor Class, 12b-1 fees) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses
($000s)
Undistributed tax-exempt income $ 918
Net unrealized appreciation (depreciation) (249,936)
Loss carryforwards and deferrals (87,957)
Total distributable earnings (loss) $ (336,975)
T. ROWE PRICE Summit Municipal Income Fund

previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,200,000 remain subject to repayment by the fund at October 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
Investor Class Advisor Class I Class
Expense limitation 0.50% 0.50% 0.50%
I Class Limit N/A   N/A   0.05%
Expense limitation date N/A N/A 02/28/25
(Waived)/repaid during the period ($000s) $(320) $(1) $—
T. ROWE PRICE Summit Municipal Income Fund

October 31, 2023, expenses incurred pursuant to these service agreements were $110,000 for Price Associates and $105,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $35,962,000 and $5,313,000, respectively, with net realized gain of $0 for the year ended October 31, 2023.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
T. ROWE PRICE Summit Municipal Income Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
T. ROWE PRICE Summit Municipal Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Summit Municipal Funds, Inc. and
Shareholders of T. Rowe Price Summit Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Summit Municipal Income Fund (one of the
funds constituting T. Rowe Price Summit Municipal Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
T. ROWE PRICE Summit Municipal Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)
T. ROWE PRICE Summit Municipal Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $67,512,000 which qualified as exempt-interest dividends.
The fund’s distributions to shareholders included $974,000 from short-term capital gains.
T. ROWE PRICE Summit Municipal Income Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 576,287,890 1,922,134
Mark J. Parrell 576,305,537 1,862,809
Kellye L. Walker 576,261,181 1,952,024
Eric L. Veiel 576,308,299 1,891,554
T. ROWE PRICE Summit Municipal Income Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
T. ROWE PRICE Summit Municipal Income Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
T. ROWE PRICE Summit Municipal Income Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)
T. ROWE PRICE Summit Municipal Income Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
T. ROWE PRICE Summit Municipal Income Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)
T. ROWE PRICE Summit Municipal Income Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Summit Municipal Funds  Principal Occupation(s)
Austin Applegate (1974)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
R. Lee Arnold, Jr., CFA, CPA (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Colin T. Bando, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Daniel Chihorek (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Davis Collins, CFA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)
T. ROWE PRICE Summit Municipal Income Fund

Name (Year of Birth)
Position Held With Summit Municipal Funds  Principal Occupation(s)
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Sarah J. Engle (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Kathryn A. Floyd, CFA (1982)
Vice President
Employee, T. Rowe Price
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Charles B. Hill, CFA (1961)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Zach Jay (1993)
Vice President
Vice President, T. Rowe Price; formerly, Research
Analyst, National Life Group (to 2021); Research
Associate, Fidelity Management & Research
Company (to 2019)
Thomas Dylan Jones, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Michael Kane (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Research Analyst, GW&K
Investments (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Matthew T. Larkin (1983)
Vice President
Vice President, T. Rowe Price
John Leard, CFA (1985)
Vice President
Assistant Vice President, T. Rowe Price
James T. Lynch, CFA (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Konstantine B. Mallas (1963)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)
T. ROWE PRICE Summit Municipal Income Fund

Name (Year of Birth)
Position Held With Summit Municipal Funds  Principal Occupation(s)
James M. Murphy, CFA (1967)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Timothy G. Taylor, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Domingo Villarruel, CFA, FRM  (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Municipal Fixed Income
Analyst, Victory Capital Management Inc. (to 2021);
Corporate Fixed Income Analyst, USAA Asset
Management Company (to 2019)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)
100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F84-050 12/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$33,158	$30,757
Audit-Related Fees	-	-
Tax Fees	-	1,199
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,584,000 and $2,760,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 19, 2023